Debt Extinguishment - Schedule of Gain on Debt Extinguishment (Details) (10-K) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 10, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Gain from reversal of derivative liabilities on Modification Date or repayment date (note 8)						$ 62,087,818
Fair value of common shares issued on Modification Date (note 10)						(17,934,000)
Fair value of warrants issued on modification dates (note 10)						(3,620,498)
Conversion inducement expense (note 10)						(1,164,220)
Write-off of remaining debt discount						(1,165,358)
Reversal of put premium on stock-settled debt related to cancellation of conversion terms (note 8)						385,385
Reduction of principal and interest balances due						501,041
Gain (loss) of debt extinguishment	$ 237,664	$ 907,447	$ (4,714,751)	$ 7,151,041	$ 39,203,017	39,090,168
Gain (Loss) on Extinguishment on Modification Date [Member]
Gain from reversal of derivative liabilities on Modification Date or repayment date (note 8)						61,841,708
Fair value of common shares issued on Modification Date (note 10)						(17,934,000)
Fair value of warrants issued on modification dates (note 10)
Conversion inducement expense (note 10)
Write-off of remaining debt discount						(1,013,118)
Reversal of put premium on stock-settled debt related to cancellation of conversion terms (note 8)						385,385
Reduction of principal and interest balances due						501,041
Gain (loss) of debt extinguishment						43,781,016
Other [Member]
Gain from reversal of derivative liabilities on Modification Date or repayment date (note 8)						246,110
Fair value of common shares issued on Modification Date (note 10)
Fair value of warrants issued on modification dates (note 10)						(3,620,498)
Conversion inducement expense (note 10)						(1,164,220)
Write-off of remaining debt discount						(152,240)
Reversal of put premium on stock-settled debt related to cancellation of conversion terms (note 8)
Reduction of principal and interest balances due
Gain (loss) of debt extinguishment						$ (4,690,848)